3. Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis Of Preparation
Basis of Preparation

3.1    Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board, IASB.

The Company's Management believes that all the relevant information used in its management is evidenced in the consolidated financial statements.

The consolidated financial statements were approved by Management and authorized for issue on April 26, 2019.

3.2    Functional and presentation currency

The financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Balances herein have been rounded to the nearest thousand, unless otherwise indicated.

3.3   Basis of measurement

The financial statements were prepared based on the historical cost, except for certain financial instruments and investments measured at fair value, as described in the respective accounting policies and notes.

3.4   Use of estimates and judgments

In the preparation of these financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses of the Company. Actual results may differ from those estimates.

Estimates and assumptions are reviewed on a continuous basis. Changes in estimates are recognized in the period in which they occur.

3.4.1       Judgements

Information about judgment referring to the adoption of accounting policies which significantly impacts the amounts recognized in the consolidated financial statements, except those involving estimates, is included in the following notes:

·         Note 4.1 - Basis of consolidation; and

·         Note 4.2 - Financial instruments.

3.4.2        Uncertainties over assumptions and estimates

Information on uncertainties related to assumptions and estimates that pose a chance of resulting in a material change within the next financial year is included in the following notes:

·         Notes 4.3 and 9 - Sectorial financial assets and liabilities;

·         Notes 4.4 and 10 - Accounts receivable related to the concession

·         Notes 4.5 and 11 - Contract assets;

·         Notes 4.8 and 18 - Property, plant and equipment;

·         Notes 4.9 and 19 - Intangible assets;

·         Notes 4.10 and 18.7 - Impairment of assets;

·         Notes 4.11 and 29 - Provisions for litigation and contingent liabilities;

·         Note 4.12 - Revenue recognition;

·         Note 4.14 - Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber – CCEE);

·         Note 4.15 - Power purchase and sale transactions in the active market;

·         Note 7.3 - Expected credit losses

·         Note 13.2 - Deferred income tax and social contribution; and

·         Note 24 - Post-employment benefits.

3.5   Management's Judgment on Going Concern

Management has concluded that there are no material uncertainties that cast doubt on the Company’s ability to continue as a going concern. No events or conditions were identified that, individually or in the aggregate, may raise significant doubts on its ability to continue as a going concern.

The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term concessions; (ii) robust equity; (iii) strong operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets set forth in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.